Risk Management - Summary of Maturity Schedule of the Company's Finance Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance debt [Line Items]
Total	$ 109,046	$ 118,126
Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	110,530	119,734
Interest	60,728	58,406
Total	171,258	178,140
Not later than one year [member]
Disclosure of finance debt [Line Items]
Total		9,755
Not later than one year [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	5,524
Interest	6,055
Total	11,579
Later than one year and not later than two years [member]
Disclosure of finance debt [Line Items]
Total		11,216
Later than one year and not later than two years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	6,570
Interest	5,845
Total	12,415
Later than two years and not later than three years [member]
Disclosure of finance debt [Line Items]
Total		20,898
Later than two years and not later than three years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	9,849
Interest	5,398
Total	15,247
Later than three years and not later than four years [member]
Disclosure of finance debt [Line Items]
Total		16,313
Later than three years and not later than four years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	12,927
Interest	4,782
Total	17,709
Later than four years and not later than five years [member]
Disclosure of finance debt [Line Items]
Total		$ 18,777
Later than four years and not later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	18,183
Interest	4,000
Total	22,183
Later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	57,477
Interest	34,647
Total	$ 92,124